Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Translation reserve [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2020	£ 4,134	£ 188	£ 2,620	£ (7)	£ 18	£ (4)	£ 388	£ 922	£ 4,125	£ 9
Statement [LineItems]
Profit for the year	178							177	177	1
Other comprehensive income/(expense)	99					4	(2)	97	99
Total comprehensive income/(expense)	277					4	(2)	274	276	1
Equity-settled transactions	28							28	28
Issue of ordinary shares under share option schemes	6	1	6	(1)					6
Purchase of treasury shares	(16)			(16)					(16)
Release of treasury shares				12				(12)
Transfer of gain on disposal of FVOCI investment						(4)		4
Dividends	(149)							(149)	(149)
Ending balance at Dec. 31, 2021	4,280	189	2,626	(12)	18	(4)	386	1,067	4,270	10
Statement [LineItems]
Profit for the year	244							242	242	2
Other comprehensive income/(expense)	390					18	323	47	388	2
Total comprehensive income/(expense)	634					18	323	289	630	4
Equity-settled transactions	38							38	38
Taxation on equity-settled transactions	3							3	3
Issue of ordinary shares under share option schemes	7		7						7
Buyback of equity	(353)	(10)			10			(353)	(353)
Purchase of treasury shares	(37)			(37)					(37)
Release of treasury shares	(34)			34				(34)
Transfer of gain on disposal of FVOCI investment						(27)		27
Dividends	(157)							(156)	(156)	(1)
Ending balance at Dec. 31, 2022	4,415	179	2,633	(15)	28	(13)	709	881	4,402	13
Statement [LineItems]
Profit for the year	380							378	378	2
Other comprehensive income/(expense)	(363)					1	(298)	(65)	(362)	(1)
Total comprehensive income/(expense)	17					1	(298)	313	16	1
Equity-settled transactions	40							40	40
Taxation on equity-settled transactions	1							1	1
Issue of ordinary shares under share option schemes	9		9						9
Buyback of equity	(304)	(5)	0		5			(304)	(304)
Purchase of treasury shares	(35)			(35)					(35)
Release of treasury shares	(31)			31				(31)
Dividends	(155)							(155)	(155)
Ending balance at Dec. 31, 2023	£ 3,988	£ 174	£ 2,642	£ (19)	£ 33	£ (12)	£ 411	£ 745	£ 3,974	£ 14